Garpa Resources, Inc.
5411 Calderwood Crescent
Richmond, British Columbia
Canada, V7C 3G2

Tel: (604) 681-0209
Fax: (604) 687-4670

November 21, 2005

VIA Courier & EDGAR

US Securities and Exchange Commission
SEC Office of Small Business
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Garpa Resources, Inc. (the “Company”) - Form SB-2 Enclosed

The Company is submitting the enclosed Form SB-2 registration statement for review. Please find either the enclosed EDGAR filing for the electronic version or three hard copies for the physical version.

We look forward to working with you on the SB-2 review process. If you have any questions please don't hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Yours truly,

Garpa Resources, Inc.

Per:

/s/ Gary Schellenberg

Gary Schellenberg
President

Encls.